EXHIBIT 99.52

opus exception report

Seller Loan ID	Customer Loan ID	Loan Exception ID	Exception ID	Exception Category	Exception Sub Category	Exception Description	Exception Comments	Seller Response	Reviewer Response	Loan Attributes	Exception Status	Initial Exception Grade	Final Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Subject to Predatory Lending	HUD Category	Reviewer Loan ID	Deal
xxxxxx	771181	xxxxxx	xxxxxx	Credit		Appraised Value is less than guideline minimum - Property 1	Lender guidelines allow a minimum appraised value of $100000.00, per the appraisal, the subject As-Is Appraised Value is xxxxxx for property at xxxxxx.	(2022-05-05) Client - Please waive - exception accepted by xxxxxx	(2022-05-05) Client Acknowledged -- Waived	Experienced investor owns 4 properties; $78,927.13 reserves; 1.67 DSCR	Acknowledged by Client	2	2	B	B	B	B	Not Applicable		xxxxxx	xxxxxx
xxxxxx	771181	xxxxxx	xxxxxx	Credit		Appraised Value is less than guideline minimum - Property 2	Lender guidelines allow a minimum appraised value of 100000.00, per the appraisal, the subject As-Is Appraised Value is xxxxxx for property at xxxxxx.	(2022-05-05) Please waive - exception accepted by xxxxxx	(2022-05-05) Client Acknowledged -- Waived	Experienced investor owns 4 properties; $78,927.13 reserves; 1.67 DSCR	Acknowledged by Client	2	2	B	B	B	B	Not Applicable		xxxxxx	xxxxxx
xxxxxx	771181	xxxxxx	xxxxxx	Credit		Background Check is dated after loan closing - Borrower 1	Background Check for xxxxxx is dated xxxxxx after the closing date xxxxxx.	(2022-05-03) Condition waived by client. Client provided 3rd party fraud tool post-closing.	(2022-05-03) Condition waived by client. Client provided 3rd party fraud tool post-closing.	Experienced investor owns 4 properties; $78,927.13 reserves; 1.67 DSCR	Acknowledged by Client	2	2	B	B	B	B	Not Applicable		xxxxxx	xxxxxx
xxxxxx	771181	xxxxxx	xxxxxx	Credit		Missing Closing Instructions	Missing Closing Instructions		(2022-05-03) Client provided closing instructions. Condition is cleared.	Experienced investor owns 4 properties; $78,927.13 reserves; 1.67 DSCR	Cleared	3	1	D	A	D	A	Not Applicable		xxxxxx	xxxxxx
xxxxxx	771181	xxxxxx	xxxxxx	Credit		Missing Third Party Fraud Tool (Report) - Borrower 1	This file is missing a third party fraud report for xxxxxx. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.		(2022-05-03) Client provided Third Party Fraud Tool. Condition cleared.	Experienced investor owns 4 properties; $78,927.13 reserves; 1.67 DSCR	Cleared	3	1	D	A	D	A	Not Applicable		xxxxxx	xxxxxx
xxxxxx	771181	xxxxxx	xxxxxx	Credit		Required Documentation is Missing	The loan file is missing background / fraud check for borrowing entity as required per guidelines xxxxxx E.		(2022-05-05) Client provided documents supporting guidelines. Condition cleared.	Experienced investor owns 4 properties; $78,927.13 reserves; 1.67 DSCR	Cleared	3	1	D	A	D	A	Not Applicable		xxxxxx	xxxxxx
xxxxxx	771181	xxxxxx	xxxxxx	Credit		Subject property does not meet guidelines	Subject property does not meet underwriting guidelines due to: appraised value is less than guideline minimum for properties 4 & 5.		(2022-05-24) Condition accepted by xxxxxx. Condition cleared.	Experienced investor owns 4 properties; $78,927.13 reserves; 1.67 DSCR	Cleared	3	1	C	A	C	A	Not Applicable		xxxxxx	xxxxxx
xxxxxx	771183	xxxxxx	xxxxxx	Credit		Appraisal in file is dated greater than 5 months from closing - Property 1	Appraisal in file is dated greater than 5 months from closing for property address xxxxxx. The exception status is currently Active. xxxxxx - Appraisal Recert provided dated xxxxxx (No variance to value) xxxxxx - Appraisal Recert provided dated xxxxxx (No variance to value) xxxxxx - Appraisal Recert provided dated xxxxxx (No variance to value)" Condition waived by client Condition waived by client.	(2022-05-19) "xxxxxx - Appraisal Recert provided dated xxxxxx (No variance to value) xxxxxx - Appraisal Recert provided dated xxxxxx (No variance to value) xxxxxx - Appraisal Recert provided dated xxxxxx (No variance to value)" Condition waived by client	(2022-05-19) Condition waived by client.	FICO is higher than guidelines. FICO is: 746 and the guideline is:700.; UW Guides require 0.00 months reserves, loan qualified with 9.56 months reserves.	Acknowledged by Client	2	2	B	B	B	B	Not Applicable		xxxxxx	xxxxxx
xxxxxx	771183	xxxxxx	xxxxxx	Credit		Appraisal in file is dated greater than 5 months from closing - Property 2	Appraisal in file is dated greater than 5 months from closing for property address xxxxxx. The exception status is currently Active. xxxxxx - Appraisal Recert provided dated xxxxxx (No variance to value) xxxxxx - Appraisal Recert provided dated xxxxxx (No variance to value) xxxxxx - Appraisal Recert provided dated xxxxxx (No variance to value)". Condition waived by client. Condition waived by client.	(2022-05-19) "xxxxxx - Appraisal Recert provided dated xxxxxx (No variance to value) xxxxxx - Appraisal Recert provided dated xxxxxx (No variance to value) xxxxxx - Appraisal Recert provided dated xxxxxx (No variance to value)". Condition waived by client.	(2022-05-19) Condition waived by client.	FICO is higher than guidelines. FICO is: 746 and the guideline is:700.; UW Guides require 0.00 months reserves, loan qualified with 9.56 months reserves.	Acknowledged by Client	2	2	B	B	B	B	Not Applicable		xxxxxx	xxxxxx
xxxxxx	771183	xxxxxx	xxxxxx	Credit		Appraisal in file is dated greater than 5 months from closing - Property 3	Appraisal in file is dated greater than 5 months from closing for property address xxxxxx. The exception status is currently Active. xxxxxx - Appraisal Recert provided dated xxxxxx (No variance to value) xxxxxx - Appraisal Recert provided dated xxxxxx (No variance to value) xxxxxx - Appraisal Recert provided dated xxxxxx (No variance to value)" Condition waived by client. Condition waived by client	(2022-05-19) "xxxxxx - Appraisal Recert provided dated xxxxxx (No variance to value) xxxxxx - Appraisal Recert provided dated xxxxxx (No variance to value) xxxxxx - Appraisal Recert provided dated xxxxxx (No variance to value)" Condition waived by client.	(2022-05-19) Condition waived by client	FICO is higher than guidelines. FICO is: 746 and the guideline is:700.; UW Guides require 0.00 months reserves, loan qualified with 9.56 months reserves.	Acknowledged by Client	2	2	B	B	B	B	Not Applicable		xxxxxx	xxxxxx
xxxxxx	771183	xxxxxx	xxxxxx	Credit		Appraisal in file is dated greater than 5 months from closing - Property 4	Appraisal is dated greater than 5 months from closing for property address xxxxxx. The exception status is currently Active. xxxxxx - Appraisal Recert provided dated xxxxxx (No variance to value) xxxxxx - Appraisal Recert provided dated xxxxxx (No variance to value) xxxxxx - Appraisal Recert provided dated xxxxxx (No variance to value) xxxxxx - Appraisal Recert provided dated xxxxxx (No variance to value)" Condition waived by client. Condition waived by client.	(2022-05-19) "xxxxxx - Appraisal Recert provided dated xxxxxx (No variance to value) xxxxxx - Appraisal Recert provided dated xxxxxx (No variance to value) xxxxxx - Appraisal Recert provided dated xxxxxx (No variance to value) xxxxxx - Appraisal Recert provided dated xxxxxx (No variance to value)" Condition waived by client.	(2022-05-19) Condition waived by client.	FICO is higher than guidelines. FICO is: 746 and the guideline is:700.; UW Guides require 0.00 months reserves, loan qualified with 9.56 months reserves.	Acknowledged by Client	2	2	B	B	B	B	Not Applicable		xxxxxx	xxxxxx
xxxxxx	771183	xxxxxx	xxxxxx	Credit		Appraised Value is less than guideline minimum - Property 1	Lender guidelines allow a minimum appraised value of $100000.00, per the appraisal, the subject As-Is Appraised Value is xxxxxx for property at xxxxxx.	(2022-05-19) Please waive this exception as we were comfortable moving forward with the loan given the size of the pool, the borrower's experience as an instituational xxxxxx, and that we have a xxxxxx xxxxxx that accepted the loan as is	(2022-05-19) Condition waived by client.	FICO is higher than guidelines. FICO is: 746 and the guideline is:700.; UW Guides require 0.00 months reserves, loan qualified with 9.56 months reserves.	Acknowledged by Client	2	2	B	B	B	B	Not Applicable		xxxxxx	xxxxxx
xxxxxx	771183	xxxxxx	xxxxxx	Credit		Appraised Value is less than guideline minimum - Property 2	Lender guidelines allow a minimum appraised value of 100000.00, per the appraisal, the subject As-Is Appraised Value is xxxxxx for property at xxxxxx.	(2022-05-19) Condition waived by client. (2022-05-19) Please waive this exception as we were comfortable moving forward with the loan given the size of the pool, the borrower's experience as an instituational xxxxxx, and that we have a xxxxxx xxxxxx partner that accepted the loan as is		FICO is higher than guidelines. FICO is: 746 and the guideline is:700.; UW Guides require 0.00 months reserves, loan qualified with 9.56 months reserves.	Acknowledged by Client	2	2	B	B	B	B	Not Applicable		xxxxxx	xxxxxx
xxxxxx	771183	xxxxxx	xxxxxx	Credit		Appraised Value is less than guideline minimum - Property 3	Lender guidelines allow a minimum appraised value of 100000.00, per the appraisal, the subject As-Is Appraised Value is xxxxxxfor property at xxxxxx.	(2022-05-19) Please waive this exception as we were comfortable moving forward with the loan given the size of the pool, the borrower's experience as an instituational xxxxxx, and that we have a xxxxxx xxxxxx that accepted the loan as is	(2022-05-19) Condition waived by client.	FICO is higher than guidelines. FICO is: 746 and the guideline is:700.; UW Guides require 0.00 months reserves, loan qualified with 9.56 months reserves.	Acknowledged by Client	2	2	B	B	B	B	Not Applicable		xxxxxx	xxxxxx
xxxxxx	771183	xxxxxx	xxxxxx	Credit		Background Check is dated after loan closing - Borrower 1	Background Check for xxxxxx is dated xxxxxx after the closing date xxxxxx. Condition waived by client. Background check dated after closing. The exception status is currently Acknowledged by Client. Condition waived by client. Background check dated after closing. Condition waived by client.	(2022-05-13) Condition waived by client. Background check dated after closing.	(2022-05-13) Condition waived by client.	FICO is higher than guidelines. FICO is: 746 and the guideline is:700.; UW Guides require 0.00 months reserves, loan qualified with 9.56 months reserves.	Acknowledged by Client	2	2	B	B	B	B	Not Applicable		xxxxxx	xxxxxx
xxxxxx	771183	xxxxxx	xxxxxx	Credit		Debt Service Coverage Ratio below guideline minimum	Debt Service Coverge Ratio of 0.93 is below guideline minimum of 1.00.		(2022-11-30) DSCR is within GLS.	FICO is higher than guidelines. FICO is: 746 and the guideline is:700.; UW Guides require 0.00 months reserves, loan qualified with 9.56 months reserves.	Cleared	3	1	C	A	C	A	Not Applicable		xxxxxx	xxxxxx
xxxxxx	771183	xxxxxx	xxxxxx	Credit		Incomplete Final Application	All pages of the final application were not provided	(2022-05-17) Client uploaded final application	(2022-05-17) Credit application is Present (2022-05-17) Final application received- cleared	FICO is higher than guidelines. FICO is: 746 and the guideline is:700.; UW Guides require 0.00 months reserves, loan qualified with 9.56 months reserves.	Cleared	3	1	D	A	D	A	Not Applicable		xxxxxx	xxxxxx
xxxxxx	771183	xxxxxx	xxxxxx	Credit		Loan-to-Value exceeds guidelines	Lender guidelines requires a maximum LTV of 75.00 % however the current LTV of the subject is 80.95% .		(2022-11-30) LTV meets guidelines.	FICO is higher than guidelines. FICO is: 746 and the guideline is:700.; UW Guides require 0.00 months reserves, loan qualified with 9.56 months reserves.	Cleared	3	1	C	A	C	A	Not Applicable		xxxxxx	xxxxxx
xxxxxx	771183	xxxxxx	xxxxxx	Credit		Pending Valuation Review - Desk Review not within tolerance - Property 4	The As-Is value is xxxxxx from the Appraisal dated xxxxxx compared to the Desk Review dated xxxxxx with a value of xxxxxx is greater than 10% for property address xxxxxx.		(2022-11-30) Desk Review Variance is within 10%.	FICO is higher than guidelines. FICO is: 746 and the guideline is:700.; UW Guides require 0.00 months reserves, loan qualified with 9.56 months reserves.	Cleared	3	1	C	A	C	A	Not Applicable		xxxxxx	xxxxxx
xxxxxx	771183	xxxxxx	xxxxxx	Credit		Subject property does not meet guidelines	Subject property does not meet underwriting guidelines due to: none of the 13 properties meet the minimum property value of $100,000 per xxxxxx section 3.A.2.		(2022-05-19) Client waived all conditions related to this finding, rendering it not applicable. Client Acknowledged -- Waived	FICO is higher than guidelines. FICO is: 746 and the guideline is:700.; UW Guides require 0.00 months reserves, loan qualified with 9.56 months reserves.	Acknowledged by Client	2	2	B	B	B	B	Not Applicable		xxxxxx	xxxxxx
xxxxxx	771184	xxxxxx	xxxxxx	Credit		Appraised Value is less than guideline minimum - Property 1	Lender guidelines allow a minimum appraised value of $100000.00, per the appraisal, the subject As-Is Appraised Value is xxxxxx for property at xxxxxx.	(2022-05-19) Please waive this exception as we were comfortable moving forward with the loan given the size of the pool, the borrower's experience as an instituational xxxxxx, and that we have a xxxxxx xxxxxx that accepted the loan as is. Waived by client.	(2022-05-19) Condition waived by client.	FICO is higher than guidelines. FICO is: 746 and the guideline is:700.; UW Guides require 0.00 months reserves, loan qualified with 52.43 months reserves.	Acknowledged by Client	2	2	B	B	B	B	Not Applicable		xxxxxx	xxxxxx
xxxxxx	771184	xxxxxx	xxxxxx	Credit		Appraised Value is less than guideline minimum - Property 2	Lender guidelines allow a minimum appraised value of 100000.00, per the appraisal, the subject As-Is Appraised Value is xxxxxx for property at xxxxxx.	(2022-05-19) Please waive this exception as we were comfortable moving forward with the loan given the size of the pool, the borrower's experience as an instituational xxxxxx, and that we have a xxxxxx xxxxxx that accepted the loan as is. Waived by client.	(2022-05-19) Condition waived by client.	FICO is higher than guidelines. FICO is: 746 and the guideline is:700.; UW Guides require 0.00 months reserves, loan qualified with 52.43 months reserves.	Acknowledged by Client	2	2	B	B	B	B	Not Applicable		xxxxxx	xxxxxx
xxxxxx	771184	xxxxxx	xxxxxx	Credit		Appraised Value is less than guideline minimum - Property 3	Lender guidelines allow a minimum appraised value of 100000.00, per the appraisal, the subject As-Is Appraised Value is xxxxxx for property at xxxxxx.	(2022-05-19) Please waive this exception as we were comfortable moving forward with the loan given the size of the pool, the borrower's experience as an instituational xxxxxx, and that we have a xxxxxx xxxxxx that accepted the loan as is. Waived by client	(2022-05-19) Condition waived by client.	FICO is higher than guidelines. FICO is: 746 and the guideline is:700.; UW Guides require 0.00 months reserves, loan qualified with 52.43 months reserves.	Acknowledged by Client	2	2	B	B	B	B	Not Applicable		xxxxxx	xxxxxx
xxxxxx	771184	xxxxxx	xxxxxx	Credit		Background Check is dated after loan closing - Borrower 1	Background Check for xxxxxx is dated xxxxxx after the closing date xxxxxx. Background check dated after closing is waived by client. Acknowledged and waived by client. The exception status is currently Acknowledged by Client. Background check for xxxxxx and for xxxxxx are dated xxxxxx which is after the closing date of xxxxxx. Background checks must be dated within 90 days of the note date per guidelines Appendix F. Background check dated after closing is waived by client. Acknowledged and waived by client. Condition waived by client.	(2022-05-13) Background check dated after closing is waived by client. Acknowledged and waived by client.	(2022-05-13) Condition waived by client.	FICO is higher than guidelines. FICO is: 746 and the guideline is:700.; UW Guides require 0.00 months reserves, loan qualified with 52.43 months reserves.	Acknowledged by Client	2	2	B	B	B	B	Not Applicable		xxxxxx	xxxxxx
xxxxxx	771184	xxxxxx	xxxxxx	Credit	Required Documentation is Missing	The loan file is missing current active lease agreements for xxxxxx per xxxxxx section 3.D.3.	(2022-05-19) For the following, we are requesting to waive the proof of income exception as we are able to reasonably tell that the tenants are in place and the borrower has provided indication that they are paying the amounts identified on the appraisal. Because we are considering the in-place amount without any of the escalations we are comfortable proceeding.

xxxxxx - Lease expires xxxxxx and not MTM (section dd) but 1 yr extension to xxxxxx w/ 3% bump.
The borrower has confirmed they have not received a notice prior to the end of the lease term, so the 1 year extension of the lease has been put in place 2 times since the initiation of the lease. Per the appraisal, the property is tenant occupied and the interior images indicate there is someone occupying the property. The market rent indicated and used when underwritten is $850, while the in-place rent indicated and used is $775. The in-place rent used does not include any rent escalations even after the extensions.

xxxxxx  - Lease expires xxxxxx and not MTM (section dd) but 1 yr extension to xxxxxx w/ 3% bump.
The borrower has confirmed they have not received a notice prior to the end of the lease term, so the 1 year extension of the lease has been put in place 2 times since the initiation of the lease. Per the appraisal, the property is tenant occupied and the interior images indicate there is someone occupying the property. The market rent indicated and used when underwritten is $800, while the in-place rent indicated and used is $755. The in-place rent used does not include any rent escalations even after the extensions.

xxxxxx - Lease expired on xxxxxx (start on xxxxxx) and is not MTM
The borrower has confirmed they have not received a notice prior to the end of the lease term, so the 1 year extension of the lease has been put in place 9 times since the initiation of the lease. Per the appraisal, the property is tenant occupied and the interior images indicate there is someone occupying the property. The market rent indicated and used when underwritten is $835, while the in-place rent indicated and used is $700. The in-place rent used does not include any rent escalations even after the extensions.

xxxxxx -  Lease expires xxxxxx and not MTM (section dd) but 1 yr extension to xxxxxx w/ 3% bump. Please confirm status (stay w/ 3% or vacate)
The borrower has confirmed they have not received a notice prior to the end of the lease term, so the 1 year extension of the lease has been put in place 2 times since the initiation of the lease. Per the appraisal, the property is tenant occupied and the interior images indicate there is someone occupying the property. The market rent indicated and used when underwritten is $850, while the in-place rent indicated and used is $740. The in-place rent used does not include any rent escalations even after the extensions.

xxxxxx - Lease expires xxxxxx and not MTM (section dd) but 1 yr extension to xxxxxx w/ 6% bump.
The borrower has confirmed they have not received a notice prior to the end of the lease term, so the 1 year extension of the lease has been put in place 8 times since the initiation of the lease. Per the appraisal, the property is tenant occupied and the interior images indicate there is someone occupying the property. The market rent indicated and used when underwritten is $675, while the in-place rent indicated and used is $725. The in-place rent used does not include any rent escalations even after the extensions.

xxxxxx - Lease expires xxxxxx and not MTM (section dd) but 1 yr extension to xxxxxx w/ 3% bump.
The borrower has confirmed they have not received a notice prior to the end of the lease term, so the 1 year extension of the lease has been put in place 4 times since the initiation of the lease. Per the appraisal, the property is tenant occupied and the interior images indicate there is someone occupying the property. The market rent indicated and used when underwritten is $775, while the in-place rent indicated and used is $600. The in-place rent used does not include any rent escalations even after the extensions.

xxxxxx - MTM lease per page 1 but section dd outlines that this is not a MTM lease. Please provide verification of payment
								The borrower has confirmed this is and has remained a month-to-month lease. Per the appraisal, the property is tenant occupied and the interior images indicate there is someone occupying the property. The market rent indicated and used when underwritten is $850, while the in-place rent indicated and used is $800. Condition waived by client.	(2022-05-19) Condition waived by client.	FICO is higher than guidelines. FICO is: 746 and the guideline is:700.; UW Guides require 0.00 months reserves, loan qualified with 52.43 months reserves.	Acknowledged by Client	2	2	B	B	B	B	Not Applicable		xxxxxx	xxxxxx
xxxxxx	771184	xxxxxx	xxxxxx	Credit		Subject property does not meet guidelines	Subject property does not meet underwriting guidelines due to: all 15 properties reflected on the Note do not meet the minimum property value of $100,000 per guidelines section 3.A.1.		(2022-05-19) Condition is no longer applicable after client waived the individual appraisal values. Client Acknowledged -- Waived	FICO is higher than guidelines. FICO is: 746 and the guideline is:700.; UW Guides require 0.00 months reserves, loan qualified with 52.43 months reserves.	Acknowledged by Client	2	2	B	B	B	B	Not Applicable		xxxxxx	xxxxxx